Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,416	$ 206
Receivables from sales of Green Tokens (Note 1B)	1,020,197	1,064,622	1,082,499
Other current assets (Note 3)	3,084	118,892	64,123
T o t a l Current assets	1,024,697	1,183,720	1,146,622
Property and Equipment, Net (Note 4)	3,040	4,375	6,445
T o t a l assets	1,027,737	1,188,095	1,153,067
Current Liabilities
Short term loans (Note 5)	410,542	506,369	481,401
Accounts payable	2,367	2,400
Obligations to issue Green Tokens (Note 1B)	946,479	891,424	920,326
Other current liabilities (Note 6)	1,099,589	1,064,239	470,185
T o t a l current liabilities	2,458,977	2,464,432	1,871,912
Liability for employee rights upon retirement	36,424	36,934	34,358
T o t a l liabilities	2,495,401	2,501,366	1,906,270
Stockholders’ Deficit (Note 7)
Common stock of US$ 0.3 par value each (“Common Stock”): 1,000 shares authorized as of December 31, 2020 and 2019; issued and outstanding 100 shares as of December 31, 2020 and 2019.	27	27	27
Additional paid-in capital
Proceeds on account of shares	375,925	238,362	106,000
Accumulated deficit	(1,843,616)	(1,551,660)	(859,230)
T o t a l stockholders’ Deficit	(1,467,664)	(1,313,271)	(753,203)
T o t a l liabilities and stockholders’ Deficit	$ 1,027,737	$ 1,188,095	$ 1,153,067